Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flow provided by (used in) Operating activities
Net loss for the year	$ (123,846)	$ (64,120)
Adjustments for
Amortization of deferred revenue	(118)	(118)
Amortization of property and equipment	159	20
Amortization of acquired intellectual property and other intangible assets	1,389	1,545
Change in value and amortization of short term investments discount (note 20)	5	13
Revaluation of contingent consideration	1,185	236
Unrealized foreign exchange on lease liability	18	0
Interest expense	39	0
Gain on derecognition of right-of-use asset	(54)	0
Royalty obligation expense (note 12)	7,200	0
Change in estimated fair value of derivative warrant liabilities	41,124	9,954
Stock-based compensation	7,414	6,860
Adjustments to reconcile profit (loss)	(65,485)	(45,610)
Contingent consideration milestones paid	(100)	0
Net change in other operating assets and liabilities (note 20)	2,129	(6,000)
Net cash used in operating activities	(63,456)	(51,610)
Investing activities (note 20)
Proceeds on maturity of short term investments	7,884	36,093
Purchase of short term investments	0	(36,084)
Purchase of equipment	(87)	(30)
Capitalized patent costs	(17)	(45)
Net cash generated from (used in) investing activities	7,780	(66)
Financing activities (note 20)
Proceeds from exercise of stock options	13,748	943
Proceeds from exercise of derivative warrants	6,989	0
Principal elements of lease payments	(127)	0
Proceeds from exercise of warrants	0	3,071
Net cash generated from financing activities	243,728	4,014
Increase (decrease) in cash and cash equivalents during the year	188,052	(47,662)
Cash and cash equivalents – Beginning of year	117,967	165,629
Cash and cash equivalents – End of year	306,019	117,967
Public Offering
Financing activities (note 20)
Net proceeds from commons shared issued	179,918	0
ATM Facility
Financing activities (note 20)
Net proceeds from commons shared issued	$ 43,200	$ 0